Pension and Postretirement Benefit Plans and Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	$ 39	$ 42
Interest cost	75	72	90
Expected return on plan assets	(33)	(37)	(36)
Amortization of actuarial losses	3	7	31
Amortization of prior service credits/(credits)	(173)	(178)	(182)
Curtailments	(47)	(17)	(19)
Settlements	(10)	0	0
Special termination benefits	2	2	0
Net periodic benefit costs/(income) reported in Income	(146)	(111)	(75)
(Income)/cost reported in Other comprehensive income/(loss)	38	105	(8)
(Credit)/cost recognized in Comprehensive income	(107)	(6)	(83)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	125	136	171
Interest cost	215	212	204
Expected return on plan assets	(317)	(360)	(345)
Amortization of actuarial losses	80	101	116
Amortization of prior service credits/(credits)	(4)	(4)	(4)
Curtailments	(1)	(4)	0
Settlements	16	4	4
Special termination benefits	0	0	1
Net periodic benefit costs/(income) reported in Income	115	84	147
(Income)/cost reported in Other comprehensive income/(loss)	570	84	(301)
(Credit)/cost recognized in Comprehensive income	685	168	(154)
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	269
Interest cost	629	598	634
Expected return on plan assets	(890)	(1,040)	(1,005)
Amortization of actuarial losses	147	120	393
Amortization of prior service credits/(credits)	(3)	2	3
Curtailments	0	12	13
Settlements	230	113	75
Special termination benefits	4	6	0
Net periodic benefit costs/(income) reported in Income	116	(189)	382
(Income)/cost reported in Other comprehensive income/(loss)	(246)	361	141
(Credit)/cost recognized in Comprehensive income	(129)	171	523
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	24
Interest cost	47	55	54
Expected return on plan assets	0	0	0
Amortization of actuarial losses	11	13	50
Amortization of prior service credits/(credits)	(1)	(1)	(1)
Curtailments	0	1	1
Settlements	27	26	39
Special termination benefits	17	10	0
Net periodic benefit costs/(income) reported in Income	100	103	166
(Income)/cost reported in Other comprehensive income/(loss)	115	(189)	23
(Credit)/cost recognized in Comprehensive income	$ 215	$ (86)	$ 189